Related Party Transactions (Details Textual) (USD $)	1 Months Ended		12 Months Ended
	Dec. 31, 2012	Sep. 30, 2011	Jun. 30, 2014	Jun. 30, 2013
Line of credit issued to related party		$ 1,000,000
Line of credit facility, amount outstanding			0	163,829
Line of credit facility accrued interest			0	3,341
Line Of Credit Facility, Interest Rate Description			The line of credit bears interest equal to the lower of 10%, or the Wall Street Journal Prime Rate (3.25% at June 30, 2013) plus 5%.
Line of credit facility, interest rate at period end				8.25%
Line of credit facility, interest rate during period	5.00%
Line of credit facility, description			The line of credit was for a period of one year and matured on August 31, 2012.
Consulting expenses			321,205	598,995
Professional fees			724,385	620,162
Related party expenses			397,055	807,001
Due from related parties			0	183,346
Accrued interest
Allowance for Loan and Lease Losses, Write-offs			177,382
Related Parties
Professional fees			$ 57,345	$ 135,000